ROYCE VALUE TRUST, INC.

                                                     1414 Avenue of the Americas
                                                           New York, N.Y.  10019
                                                                  (212) 355-7311




December 22, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Dear Sirs:

      I  am  writing to notify you, pursuant to Rule 23c-2 under the  Investment
Company Act of 1940, as amended, that Royce Value Trust, Inc., a closed-end registered investment company, (the "Fund") intends to redeem all of its outstanding 5 3/4% Investment Company Convertible Notes due June 30, 2004, on February 5, 1998 (the "Notes"). The redemption will be conducted in accordance with both Article 3 of the Indenture dated as of June 15, 1994, as amended between the Fund and United States Trust Company of New York, as Trustee, and paragraph 6(i) of the Notes. Should you have any questions please call the undersigned at (212) 508-4578.

                                   Very truly yours,

                                   /s/ John E. Denneen

                                   John E. Denneen
                                   Secretary